Taxes recoverable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Tax Assets [Abstract]
State VAT ("ICMS")	R$ 86,556	R$ 78,805
Brazilian federal contributions	280,854	239,815
Colombian federal contributions	35,610	21,284
Total	403,020	339,904
Current	103,792	57,001
Non-current	R$ 299,228	R$ 282,903